Shareholder Report, Line Graph (Details) - USD ($)	2 Months Ended	6 Months Ended
	May 31, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Mar. 25, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	May 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 23, 2022	Jun. 30, 2022	May 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 07, 2020	Sep. 30, 2020	Jul. 15, 2020	May 31, 2020	Sep. 30, 2019	May 31, 2019	May 31, 2018	Oct. 30, 2017	Jul. 10, 2017	May 31, 2017	Feb. 27, 2017
Inspire Global Hope ETF
Account Value [Line Items]
Account Value	$ 18,542	$ 18,542							$ 15,496						$ 16,061					$ 17,169						$ 10,979		$ 11,150	$ 11,488			$ 10,408	$ 10,000
Inspire Small/Mid Cap ETF
Account Value [Line Items]
Account Value	17,194	17,194							14,244						14,856					15,997						9,549		10,492	11,504			9,728	10,000
Inspire Corporate Bond ETF
Account Value [Line Items]
Account Value	10,830	10,830							10,400						10,428					11,301						11,022		10,490	9,925		$ 10,000
Inspire 100 ETF
Account Value [Line Items]
Account Value	19,243	19,243							15,461						16,200					17,602						12,398		10,626	10,707	$ 10,000
Inspire International ETF
Account Value [Line Items]
Account Value	15,072	15,072							13,019						13,202					14,592						9,215	$ 10,000
Inspire Tactical Balanced ETF
Account Value [Line Items]
Account Value	12,317	12,317		$ 12,849		$ 11,910	$ 10,855	$ 11,255		$ 10,674	$ 10,819	$ 10,694		$ 11,080		$ 11,718	$ 13,126	$ 12,172	$ 12,207		$ 11,259	$ 10,746		$ 10,213	$ 10,000
Inspire Momentum ETF
Account Value [Line Items]
Account Value	12,893	12,893							9,806						9,660					11,788			$ 10,000
Inspire Fidelis Multi Factor ETF
Account Value [Line Items]
Account Value	12,404	12,404		12,384		11,897	10,721	10,970		10,120	9,799	8,808	$ 10,000
Inspire 500 ETF
Account Value [Line Items]
Account Value	9,860	$ 9,860	$ 9,588	10,115	$ 10,000
Inspire Global Hope Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Inspire Global Hope Index
Account Value	19,132	$ 19,132							15,880						16,310					17,304						11,135		11,448	11,565			10,461	10,000
Inspire Small Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Inspire Small/MidCap Impact Index
Account Value	18,579	$ 18,579							15,301						15,892					16,937						9,694		10,580	11,689			9,734	10,000
Inspire Corporate Bond Index [Member]
Account Value [Line Items]
Account Value	11,827	$ 11,827							11,245						11,237					12,151						11,588		10,680	10,011		10,000
Inspire 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Inspire 100 Index
Account Value	20,230	$ 20,230							16,178						16,872					18,230						12,477		10,742	10,758	10,000
Inspire Global Hope Ex-US GTR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Inspire Global Hope Ex- US GTR Index
Account Value	14,670	$ 14,670							12,570						12,609					13,823						8,789	10,000
WI Fidelis Multi-Cap, Multi- Factor Index [Member]
Account Value [Line Items]
Account Value	12,676	12,676		12,654		12,125	10,896	11,126		10,239	9,899	8,841	10,000
S&P Global 1200 Index [Member]
Account Value [Line Items]
Account Value	13,117	13,117		13,003		11,922	10,712	11,119		10,406	9,662	8,738	10,000
MSCI ACWI Net [Member]
Account Value [Line Items]
Account Value	$ 12,773	12,773		12,693		11,731	10,566	10,938		10,301	9,600	8,746	$ 10,000
Inspire 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Inspire 500 Index
Account Value	$ 9,862	9,862	9,587	10,114	10,000
S & P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 10,138	$ 10,138	$ 9,659	10,071	$ 10,000
S&P Global 1200 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Global 1200® Index
Account Value	21,911	$ 21,911							17,530						17,127					17,870						12,626		11,815	11,793			10,494	10,000
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Total Return Index
Account Value	16,218	$ 16,218							13,502						14,165					17,048						10,360		10,729	11,796			9,767	10,000
S&P SmallCap 600 Equal Weight Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Equal Weight Index
Account Value	16,929	$ 16,929							14,536						15,993					17,639						9,131		10,196	11,782			$ 9,579	$ 10,000
Bloomberg Intermediate Corporate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate Corporate Index
Account Value	11,540	$ 11,540							10,992						10,989					11,849						11,410		10,644	9,983		10,000
Bloomberg U.S. Intermediate Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,438	$ 11,438							10,936						10,937					11,759						11,377		10,629	9,982		$ 10,000
S & P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value	23,003	$ 23,003							17,945						17,435					17,488						12,463		$ 11,045	$ 10,642	$ 10,000
S&P International 700 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P International 700 TR
Account Value	14,422	$ 14,422							12,132						11,981					13,393						$ 9,323	$ 10,000
S&P Target Risk Moderate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Moderate Index
Account Value	11,462	$ 11,462		$ 11,461		$ 11,119	$ 10,257	$ 10,588		$ 10,366	$ 9,892	$ 9,408		$ 9,938		$ 10,918	$ 11,558	$ 11,247	$ 11,296		$ 10,877	$ 10,790		$ 10,138	$ 10,000
S&P MidCap 400® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Account Value	14,068	$ 14,068							11,168						11,469					12,269			10,000
S&P Composite 1500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Index
Account Value	$ 14,975	$ 14,975							$ 11,712						$ 11,443					$ 11,548			$ 10,000
MSCI ACWI Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Net
WI Fidelis Multi-Cap, Multi- Factor Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		WI Fidelis Multi-Cap, Multi- Factor Index